PRIVATE PLACEMENT (Details) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 5,130,000		$ 5,130,000
Ordinary share, per share	$ 0.0333
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)	6,840,000			6,840,000
Price per warrant	$ 0.75			$ 0.75
Aggregate purchase price (in Dollars)	$ 5,130,000			$ 5,130,000
Ordinary share, per share	$ 11.50			$ 11.50